RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 30, 2024	Oct. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Oct. 30, 2023	Jan. 18, 2018
Related Party Transaction [Line Items]
Note payable outstanding balance			$ 600,000		$ 600,000
Accounts receivable			$ 2,500,753		$ 2,308,425	$ 3,848,987
Series A-1 convertible preferred stock [Member]
Related Party Transaction [Line Items]
Preferred stock, par value			$ 1,000		$ 1,000
Forward China [Member]
Related Party Transaction [Line Items]
Sourcing fee description	the Company and Forward China agreed to: (i) extend the sourcing agreement until April 30, 2025, but allow either party to cancel with 30 days’ notice, (ii) reduce the fixed portion of the sourcing fee to $35,000 per month, and (iii) change the payment terms to better align with payments from the Company’s customers.
Outstanding payables					$ 4,881,000
Loss from termination of unfulfilled purchase orders						1,021,000
Repayment of debt					500,000	300,000
Outstanding payables			$ 4,881,000				$ 7,365,000
Forward China [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt face amount								$ 1,600,000
Debt interest rate								8.00%
Interest expense			$ 12,000	$ 19,000	$ 63,000	104,000
Maturity date			Jun. 30, 2025		Dec. 31, 2024
Forward China [Member] | Series A-1 convertible preferred stock [Member]
Related Party Transaction [Line Items]
Conversion value			$ 2,200,000		$ 2,200,000
Conversion shares			2,200		2,200
Preferred stock, par value			$ 1,000		$ 1,000
Forward China [Member] | Service Fees [Member]
Related Party Transaction [Line Items]
Costs and expenses related party			$ 159,000	234,000	$ 891,000	1,266,000
Forward China [Member] | Purchase [Member]
Related Party Transaction [Line Items]
Costs and expenses related party			1,671,000	1,516,000	7,862,000	12,799,000
Forward China [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Sourcing fee description	the Company and Forward China agreed to: (i) extend the sourcing agreement until April 30, 2025, but allow either party to cancel with 30 days notice, (ii) reduce the fixed portion of the sourcing fee to $35,000 per month, and (iii) change the payment terms to better align with payments from the Company’s customers.
Forward China [Member] | Subsequent Event [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Maturity date		Jun. 30, 2025
Justwise Group [Member]
Related Party Transaction [Line Items]
Accounts payable to related party					0	10,000
Justwise Group [Member] | Koble [Member]
Related Party Transaction [Line Items]
Revenue from related party			0	273,000	380,000	2,058,000
Related party costs			0	20,000	20,000	127,000
Accounts payable to related party			0		0
Board [Member] | Jenny P Yu [Member]
Related Party Transaction [Line Items]
Revenue from related party					523,000	626,000
Accounts receivable					96,000	$ 0
Related Customer [Member]
Related Party Transaction [Line Items]
Revenue from related party			0	$ 120,000
Accounts receivable			$ 0		$ 96,000